Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000014885
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,502	$ 14,808	$ 14,586	$ 14,685	$ 13,548	$ 13,897	$ 13,085	$ 14,035	$ 13,528	$ 13,154	$ 13,597	$ 12,286	$ 11,240	$ 11,912	$ 12,753	$ 13,155	$ 12,235	$ 11,305	$ 11,590	$ 11,618	$ 11,884	$ 12,043	$ 10,950	$ 11,572	$ 10,732	$ 9,981	$ 11,232	$ 11,678	$ 10,701	$ 12,080	$ 12,204	$ 13,269	$ 13,199	$ 13,322	$ 14,551	$ 13,887	$ 14,460	$ 13,921	$ 14,438	$ 14,224	$ 14,250	$ 14,119	$ 14,060	$ 13,528	$ 13,360	$ 12,708	$ 12,690	$ 11,768	$ 10,429	$ 10,313	$ 10,541	$ 9,892	$ 9,504	$ 9,363	$ 8,524	$ 7,629	$ 9,579	$ 10,560	$ 10,873	$ 10,582	$ 10,270	$ 9,813	$ 9,620	$ 10,062	$ 10,159	$ 9,523	$ 10,389	$ 10,025	$ 10,147	$ 9,824	$ 8,913	$ 9,963	$ 9,969	$ 11,428	$ 11,712	$ 11,530	$ 11,552	$ 11,530	$ 11,305	$ 11,280	$ 11,286	$ 11,876	$ 11,419	$ 11,285	$ 11,025	$ 11,025	$ 10,609	$ 10,678	$ 10,490	$ 10,344	$ 10,184	$ 10,005	$ 9,911	$ 9,776	$ 9,563	$ 9,453	$ 9,115	$ 9,535	$ 9,427	$ 9,350	$ 8,847	$ 9,333	$ 9,220	$ 9,210	$ 8,504	$ 8,622	$ 9,404	$ 9,585	$ 9,491	$ 9,121	$ 9,585	$ 10,174	$ 10,020	$ 10,122	$ 9,874	$ 9,931	$ 9,835	$ 9,195	$ 9,354	$ 9,300	$ 9,425
C000014888
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,272	14,587	14,375	14,485	13,373	13,724	12,926	13,877	13,380	13,021	13,468	12,174	11,148	11,819	12,660	13,071	12,161	11,244	11,538	11,572	11,846	12,010	10,922	11,555	10,721	9,981	11,239	11,694	10,721	12,104	12,243	13,317	13,254	13,387	14,631	13,973	14,557	14,023	14,552	14,346	14,381	14,260	14,205	13,681	13,520	12,865	12,855	11,927	10,579	10,468	10,704	10,052	9,666	9,526	8,679	7,772	9,767	10,774	11,100	10,809	10,495	10,036	9,841	10,300	10,410	9,766	10,660	10,290	10,425	10,101	9,168	10,252	10,267	11,776	12,075	11,894	11,925	11,910	11,685	11,669	11,681	12,300	11,835	11,702	11,441	11,444	11,018	11,097	10,911	10,764	10,605	10,427	10,334	10,196	9,983	9,876	9,527	9,973	9,867	9,794	9,273	9,785	9,675	9,669	8,934	9,063	9,892	10,088	9,998	9,611	10,109	10,735	10,580	10,694	10,437	10,507	10,410	9,740	9,913	9,862	10,000
C000148173
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,887	16,217	15,975	16,077	14,834	15,208	14,315	15,354	14,796	14,383	14,863	13,425	12,281	13,010	13,928	14,362	13,356	12,337	12,646	12,673	12,959	13,130	11,935	12,608	11,694	10,872	12,232	12,717	11,650	13,146	13,282	14,432	14,353	14,484	15,814	15,091	15,709	15,118	15,675	15,439	15,462	15,316	15,249	14,668	14,481	13,770	13,748	12,747	11,293	11,166	11,408	10,707	10,282	10,125	9,215	8,246	10,353	11,412	11,748	11,431	11,093	10,594	10,382	10,855	10,959	10,271	11,201	10,803	10,933	10,583	9,598	10,723	10,729	12,294	12,594	12,394	12,413	12,385	12,138	12,110	12,113	12,741	12,247	12,096	11,815	11,809	11,357	11,427	11,222	11,062	10,888	10,694	10,590	10,444	10,216	10,095	9,729	10,176	10,056	9,975	9,434	9,949	9,826	9,810	9,058	9,181	10,011	10,199	10,098	9,699	10,192	10,818	10,650	10,756	10,490	10,554	10,450	9,768	9,933	9,870	10,000
C000014889
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,785	16,110	15,868	15,974	14,733	15,106	14,223	15,252	14,699	14,286	14,767	13,339	12,204	12,928	13,837	14,270	13,269	12,259	12,564	12,596	12,877	13,053	11,858	12,531	11,622	10,808	12,160	12,641	11,578	13,069	13,201	14,351	14,272	14,399	15,724	15,008	15,622	15,034	15,588	15,356	15,382	15,236	15,169	14,593	14,409	13,702	13,679	12,683	11,240	11,113	11,351	10,654	10,233	10,076	9,174	8,208	10,304	11,359	11,694	11,378	11,040	10,549	10,337	10,809	10,909	10,225	11,155	10,761	10,891	10,545	9,563	10,687	10,690	12,251	12,554	12,354	12,376	12,348	12,105	12,077	12,080	12,707	12,217	12,069	11,791	11,785	11,336	11,409	11,207	11,047	10,875	10,682	10,578	10,432	10,205	10,084	9,721	10,167	10,050	9,966	9,429	9,943	9,820	9,807	9,055	9,178	10,008	10,198	10,097	9,701	10,193	10,819	10,651	10,757	10,489	10,550	10,444	9,762	9,930	9,870	10,000
C000070263
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,582,190	1,615,143	1,590,428	1,601,089	1,477,034	1,514,348	1,425,667	1,528,885	1,473,157	1,431,967	1,479,942	1,337,267	1,222,986	1,295,794	1,387,034	1,430,350	1,329,894	1,228,977	1,259,390	1,262,616	1,290,725	1,308,236	1,188,886	1,256,122	1,164,775	1,083,044	1,218,534	1,267,048	1,160,405	1,309,880	1,322,992	1,438,377	1,430,510	1,443,185	1,576,052	1,504,055	1,565,788	1,507,048	1,562,421	1,539,224	1,541,469	1,527,252	1,520,143	1,462,525	1,444,192	1,373,105	1,370,860	1,271,229	1,126,212	1,113,910	1,137,769	1,067,683	1,025,558	1,009,900	919,311	822,757	1,032,641	1,138,514	1,172,066	1,140,414	1,106,588	1,057,151	1,035,963	1,083,542	1,093,578	1,025,183	1,118,483	1,078,710	1,091,720	1,057,151	958,647	1,071,065	1,071,689	1,226,572	1,256,862	1,236,877	1,239,375	1,236,565	1,211,896	1,209,085	1,209,398	1,272,163	1,222,825	1,207,971	1,179,892	1,179,330	1,134,403	1,141,423	1,121,206	1,105,201	1,088,072	1,068,979	1,058,589	1,043,707	1,021,244	1,009,141	972,587	1,017,235	1,005,485	997,391	943,605	995,041	982,770	981,464	906,007	918,540	1,001,569	1,020,578	1,010,478	970,571	1,019,839	1,082,409	1,065,411	1,076,004	1,049,153	1,055,065	1,044,719	976,237	992,988	986,975	1,000,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 23,808	24,354	23,801	23,212	22,843	22,346	21,474	22,206	21,530	20,644	20,524	19,583	17,929	18,484	19,282	19,836	19,135	18,085	18,281	18,022	17,483	17,999	16,795	17,483	16,225	15,301	16,921	17,568	16,421	17,933	17,912	19,470	19,058	19,563	20,573	19,782	20,270	19,286	20,117	19,625	19,491	19,238	18,943	18,149	17,677	17,277	17,356	16,586	14,766	15,134	15,638	14,736	13,996	13,562	12,997	11,740	13,572	14,764	14,929	14,421	14,078	13,703	13,420	13,746	13,706	12,864	13,675	13,228	13,064	12,724	11,793	12,686	12,503	13,516	13,458	13,353	12,962	13,032	13,016	12,893	13,175	13,753	13,018	12,812	12,568	12,313	12,079	12,033	11,706	11,653	11,401	11,226	11,091	10,788	10,501	10,279	10,201	10,378	10,314	10,280	9,855	9,915	9,903	9,759	9,085	9,148	9,735	9,914	9,997	9,269	9,618	10,325	10,237	10,483	10,497	10,201	10,362	9,815	9,971	10,167	10,000
DWS Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 2,380,756	2,435,423	2,380,130	2,321,180	2,284,339	2,234,570	2,147,358	2,220,623	2,153,025	2,064,433	2,052,401	1,958,334	1,792,860	1,848,437	1,928,168	1,983,597	1,913,546	1,808,540	1,828,120	1,802,218	1,748,313	1,799,898	1,679,516	1,748,314	1,622,470	1,530,131	1,692,116	1,756,792	1,642,119	1,793,287	1,791,191	1,947,035	1,905,758	1,956,283	2,057,323	1,978,194	2,027,005	1,928,564	2,011,665	1,962,544	1,949,113	1,923,763	1,894,283	1,814,930	1,767,715	1,727,696	1,735,590	1,658,583	1,476,576	1,513,364	1,563,785	1,473,594	1,399,575	1,356,240	1,299,714	1,173,954	1,357,177	1,476,428	1,492,919	1,442,134	1,407,768	1,370,266	1,342,028	1,374,638	1,370,622	1,286,390	1,367,509	1,322,842	1,306,413	1,272,380	1,179,266	1,268,621	1,250,334	1,351,623	1,345,766	1,335,276	1,296,187	1,303,245	1,301,620	1,289,308	1,317,512	1,375,271	1,301,826	1,281,171	1,256,841	1,231,273	1,207,936	1,203,326	1,170,611	1,165,312	1,140,135	1,122,639	1,109,071	1,078,809	1,050,096	1,027,892	1,020,139	1,037,753	1,031,432	1,027,975	985,503	991,509	990,258	975,853	908,523	914,820	973,535	991,413	999,666	926,920	961,764	1,032,546	1,023,656	1,048,337	1,049,707	1,020,106	1,036,164	981,521	997,106	1,016,729	1,000,000
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Account Value	$ 20,918	21,410	20,933	20,841	19,683	20,066	19,223	20,311	19,470	18,796	19,289	17,639	16,100	17,146	18,131	18,843	17,956	16,818	17,320	17,386	17,808	18,257	16,643	17,255	16,197	14,974	16,716	17,223	15,789	17,595	17,577	19,067	18,847	18,797	20,373	19,623	20,658	19,952	20,631	20,145	20,303	20,200	19,985	19,201	18,849	17,948	17,689	16,525	14,260	14,300	14,674	13,938	13,302	12,961	12,107	10,671	13,457	14,816	15,222	14,721	14,253	13,867	13,645	14,110	14,077	13,254	14,148	13,701	13,822	13,295	12,068	13,310	13,188	14,674	14,898	14,506	14,330	14,401	14,037	13,928	13,924	14,521	14,000	13,802	13,462	13,274	12,791	12,799	12,526	12,330	12,206	11,982	11,875	11,616	11,354	11,094	10,688	11,101	10,940	10,921	10,353	10,551	10,442	10,210	9,409	9,379	10,175	10,421	10,334	9,787	10,195	10,769	10,786	10,888	10,734	10,581	10,562	9,962	10,109	10,068	10,000
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Account Value	$ 20,918	21,410	20,933	20,841	19,683	20,066	19,223	20,311	19,470	18,796	19,289	17,639	16,100	17,146	18,131	18,843	17,956	16,818	17,320	17,386	17,808	18,257	16,643	17,255	16,197	14,974	16,716	17,223	15,789	17,595	17,577	19,067	18,847	18,797	20,373	19,623	20,658	19,952	20,631	20,145	20,303	20,200	19,985	19,201	18,849	17,948	17,689	16,525	14,260	14,300	14,674	13,938	13,302	12,961	12,107	10,671	13,457	14,816	15,222	14,721	14,253	13,867	13,645	14,110	14,077	13,254	14,148	13,701	13,822	13,295	12,068	13,310	13,188	14,674	14,898	14,506	14,330	14,401	14,037	13,928	13,924	14,521	14,000	13,802	13,462	13,274	12,791	12,799	12,526	12,330	12,206	11,982	11,875	11,616	11,354	11,094	10,688	11,101	10,940	10,921	10,353	10,551	10,442	10,210	9,409	9,379	10,175	10,421	10,334	9,787	10,195	10,769	10,786	10,888	10,734	10,581	10,562	9,962	10,109	10,068	10,000
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Account Value	$ 20,918	21,410	20,933	20,841	19,683	20,066	19,223	20,311	19,470	18,796	19,289	17,639	16,100	17,146	18,131	18,843	17,956	16,818	17,320	17,386	17,808	18,257	16,643	17,255	16,197	14,974	16,716	17,223	15,789	17,595	17,577	19,067	18,847	18,797	20,373	19,623	20,658	19,952	20,631	20,145	20,303	20,200	19,985	19,201	18,849	17,948	17,689	16,525	14,260	14,300	14,674	13,938	13,302	12,961	12,107	10,671	13,457	14,816	15,222	14,721	14,253	13,867	13,645	14,110	14,077	13,254	14,148	13,701	13,822	13,295	12,068	13,310	13,188	14,674	14,898	14,506	14,330	14,401	14,037	13,928	13,924	14,521	14,000	13,802	13,462	13,274	12,791	12,799	12,526	12,330	12,206	11,982	11,875	11,616	11,354	11,094	10,688	11,101	10,940	10,921	10,353	10,551	10,442	10,210	9,409	9,379	10,175	10,421	10,334	9,787	10,195	10,769	10,786	10,888	10,734	10,581	10,562	9,962	10,109	10,068	10,000
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Account Value	$ 20,918	21,410	20,933	20,841	19,683	20,066	19,223	20,311	19,470	18,796	19,289	17,639	16,100	17,146	18,131	18,843	17,956	16,818	17,320	17,386	17,808	18,257	16,643	17,255	16,197	14,974	16,716	17,223	15,789	17,595	17,577	19,067	18,847	18,797	20,373	19,623	20,658	19,952	20,631	20,145	20,303	20,200	19,985	19,201	18,849	17,948	17,689	16,525	14,260	14,300	14,674	13,938	13,302	12,961	12,107	10,671	13,457	14,816	15,222	14,721	14,253	13,867	13,645	14,110	14,077	13,254	14,148	13,701	13,822	13,295	12,068	13,310	13,188	14,674	14,898	14,506	14,330	14,401	14,037	13,928	13,924	14,521	14,000	13,802	13,462	13,274	12,791	12,799	12,526	12,330	12,206	11,982	11,875	11,616	11,354	11,094	10,688	11,101	10,940	10,921	10,353	10,551	10,442	10,210	9,409	9,379	10,175	10,421	10,334	9,787	10,195	10,769	10,786	10,888	10,734	10,581	10,562	9,962	10,109	10,068	10,000
DWS Index: S&P® Developed SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Account Value	$ 2,091,842	$ 2,141,043	$ 2,093,250	$ 2,084,091	$ 1,968,317	$ 2,006,582	$ 1,922,284	$ 2,031,080	$ 1,946,956	$ 1,879,590	$ 1,928,940	$ 1,763,948	$ 1,610,030	$ 1,714,616	$ 1,813,141	$ 1,884,299	$ 1,795,550	$ 1,681,846	$ 1,731,957	$ 1,738,614	$ 1,780,773	$ 1,825,720	$ 1,664,303	$ 1,725,471	$ 1,619,743	$ 1,497,427	$ 1,671,608	$ 1,722,282	$ 1,578,929	$ 1,759,450	$ 1,757,735	$ 1,906,668	$ 1,884,652	$ 1,879,720	$ 2,037,329	$ 1,962,329	$ 2,065,813	$ 1,995,215	$ 2,063,065	$ 2,014,456	$ 2,030,343	$ 2,020,044	$ 1,998,464	$ 1,920,054	$ 1,884,923	$ 1,794,834	$ 1,768,886	$ 1,652,502	$ 1,426,035	$ 1,429,968	$ 1,467,353	$ 1,393,777	$ 1,330,152	$ 1,296,108	$ 1,210,692	$ 1,067,115	$ 1,345,672	$ 1,481,647	$ 1,522,242	$ 1,472,124	$ 1,425,290	$ 1,386,684	$ 1,364,454	$ 1,410,980	$ 1,407,742	$ 1,325,410	$ 1,414,849	$ 1,370,147	$ 1,382,234	$ 1,329,486	$ 1,206,817	$ 1,331,031	$ 1,318,790	$ 1,467,417	$ 1,489,773	$ 1,450,643	$ 1,433,004	$ 1,440,132	$ 1,403,650	$ 1,392,760	$ 1,392,390	$ 1,452,056	$ 1,400,046	$ 1,380,226	$ 1,346,210	$ 1,327,397	$ 1,279,063	$ 1,279,949	$ 1,252,550	$ 1,233,008	$ 1,220,587	$ 1,198,194	$ 1,187,517	$ 1,161,630	$ 1,135,425	$ 1,109,407	$ 1,068,830	$ 1,110,054	$ 1,094,013	$ 1,092,118	$ 1,035,296	$ 1,055,064	$ 1,044,222	$ 1,020,998	$ 940,940	$ 937,904	$ 1,017,538	$ 1,042,128	$ 1,033,409	$ 978,724	$ 1,019,469	$ 1,076,908	$ 1,078,619	$ 1,088,770	$ 1,073,410	$ 1,058,128	$ 1,056,217	$ 996,243	$ 1,010,920	$ 1,006,776	$ 1,000,000